Income taxes - DTL (Detail 3.2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ 351	$ 283